UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    Stafford Capital Management, LLC

                                 Address: 222 Kearny St. Suite 204
                                          San Franciso, CA  94108

                                 13F File Number: 028-05219

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Karin M. Blair

Title: C.O.O

Phone: 415-362-6120

Signature, /s/ Karin M. Blair            Place, and Date of Signing: 07/08/03
                                         San Francisco, CA

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       85

Form 13F Information Table Value Total:       153820

List of Other Included Managers:


No.  13F File Number                                         Name

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

Stafford Capital Management

30-Jun-03

Holdings as of June 30, 2003

                                                                                                                           Market
                                                                                                                           Value
Portfolio                                        Cusip                          Quantity     Cost Basis     Unit Cost      x1000
---------------------------------------------------------------------------------------------------------------------------------
A.G. Edwards Inc.                                281760108
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                            10800       321269.7         29.75           369
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Abbott Labs                                      002824100
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                             1500         7081.5          4.72            66
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Adolph Coors                                     217016104
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                            50900        2636012         51.79          2493
---------------------------------------------------------------------------------------------------------------------------------

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Advent Software Inc.                             007974108
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                           199000        2800060         14.07          3407
---------------------------------------------------------------------------------------------------------------------------------

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Agile Software                                   00846X105
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                           265200        2065056          7.79          2557
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Agilent Technologies, Inc.                       00846U101
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                              228           1786          7.83             4
---------------------------------------------------------------------------------------------------------------------------------

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Airgas, Inc.                                     009363102
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                           166600        2205873         13.24          2791
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Alloy Online, Inc.                               019855105
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                           516200        3675615          7.12          3329
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
American Healthways, Inc.                        02649V104
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                           141450        2770790         19.59          5095
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp.                         032511107
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                             7097       176267.3         24.84           316
---------------------------------------------------------------------------------------------------------------------------------

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Anglo American PLC                               03485P102
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                             1100          15871         14.43            17
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Ann Taylor Stores                                036115103
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                           116800        2459201         21.05          3381
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Aphton, Inc.                                     03759P101
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                            70300         454311          6.46           580
---------------------------------------------------------------------------------------------------------------------------------

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Arthrocare                                       043136100
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                           191600        2568528         13.41          3117
---------------------------------------------------------------------------------------------------------------------------------

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Autodesk Inc.                                    052769106
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                           211000        2817154         13.35          3412
---------------------------------------------------------------------------------------------------------------------------------

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Becton, Dickinson                                075887109
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                            10300       342279.8         33.23           400
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Bio-Rad Laboratories                             090572207
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                            37850        1417571         37.45          2095
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Bristol Myers Squibb Co.                         110122108
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                            14600       336764.1         23.07           396
---------------------------------------------------------------------------------------------------------------------------------

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Celgene Corp.                                    151020104
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                             8225       297357.3         36.15           250
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Cell Genesys Inc.                                150921104
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                           131913        1524877         11.56          1162
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
ChevronTexaco Corporation                        166764100
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                             4250         289636         68.15           307
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Church & Dwight Co., Inc.                        171340102
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                            90775        2764397         30.45          2971
---------------------------------------------------------------------------------------------------------------------------------

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Cinergy Corp.                                    172474108
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                            13200       421833.8         31.96           486
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Community Health Systems Inc.                    203668108
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                           128200        2407928         18.78          2473
---------------------------------------------------------------------------------------------------------------------------------

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Coventry Health Care Inc.                        222862104
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                            38200        1275560         33.39          1763
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Cullen/Frost Bankers, Inc.                       229899109
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                            77550        2558667         32.99          2489
---------------------------------------------------------------------------------------------------------------------------------

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Cyberonics                                       23251P102
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                           143650        1777200         12.37          3097
---------------------------------------------------------------------------------------------------------------------------------

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Dell Computer                                    247025109
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                            13800         352565         25.55           439
---------------------------------------------------------------------------------------------------------------------------------

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Eclipsys Corp.                                   278856109
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                           321550        2461293          7.65          3383
---------------------------------------------------------------------------------------------------------------------------------

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Embarcadero Technologies, Inc.                   290787100
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                           373200        2466925          6.61          2627
---------------------------------------------------------------------------------------------------------------------------------

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Enterprise Products Partners                     293792107
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                             6700       132270.1         19.74           151
---------------------------------------------------------------------------------------------------------------------------------

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Expeditors International                         302130109
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                              900        2036.59          2.26            31
---------------------------------------------------------------------------------------------------------------------------------

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Fairchild Semiconductor                          303726103
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                           220300        2629177         11.93          2818
---------------------------------------------------------------------------------------------------------------------------------

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General Electric                                 369604103
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                            15089         291183          19.3           433
---------------------------------------------------------------------------------------------------------------------------------

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Global Payments Inc.                             37940X102
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                            79500        2454279         30.87          2822
---------------------------------------------------------------------------------------------------------------------------------

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HCC Insurance Holdings Inc.                      404132102
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                           103450        2549477         24.64          3059
---------------------------------------------------------------------------------------------------------------------------------

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HUB International Limited                        44332P101
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TOTAL                                                                            89300        1278482         14.32          1527
---------------------------------------------------------------------------------------------------------------------------------

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Haliburton                                       406216101
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TOTAL                                                                            24400       321913.1         13.19           561
---------------------------------------------------------------------------------------------------------------------------------

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Hayes Lemmerz International                      420781304
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                           239600        2970884          12.4          2803
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Henry Schein, Inc.                               806407102
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TOTAL                                                                            55900        2322374         41.55          2935
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Home Depot                                       437076102
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TOTAL                                                                             2850        7282.63          2.56            94
---------------------------------------------------------------------------------------------------------------------------------

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Ingram Micro Inc.                                457153104
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                           246100        2375424          9.65          2707
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Jack in the Box                                  466367109
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TOTAL                                                                           160400        3229127         20.13          3577
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Johnson & Johnson                                478160104
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TOTAL                                                                              800        8723.79          10.9            41
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Landry's Restaurants Inc.                        51508L103
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TOTAL                                                                            63800        1313382         20.59          1506
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Liberty Corporation                              530370105
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TOTAL                                                                            71875        2817622          39.2          3055
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Linens N' Things Inc.                            535679104
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TOTAL                                                                           106400        2502597         23.52          2512
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Merck & Co. Inc                                  589331107
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TOTAL                                                                             7200       325402.2         45.19           436
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Mercury Computer Systems, Inc.                   589378108
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TOTAL                                                                           126950        4125886          32.5          2311
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Mercury General Corp.                            589400100
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TOTAL                                                                            22050       854635.5         38.76          1007
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Microsoft                                        594918104
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TOTAL                                                                            27600       620160.7         22.47           708
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Murphy Oil Corp.                                 626717102
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TOTAL                                                                             7675       339573.1         44.24           404
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NDCHealth Corporation                            639480102
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TOTAL                                                                           165750        2956690         17.84          3042
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Nabors Industries                                629568106
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TOTAL                                                                             1800       13384.85          7.44            71
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Occidental Petroleum Corp.                       674599105
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TOTAL                                                                            11300       363877.2          32.2           379
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Peets Coffee & Tea Inc.                          705560100
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TOTAL                                                                             1100          14914         13.56            19
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Pimco Corporate Income Fund                      72200U100
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TOTAL                                                                             3300          48873         14.81            52
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Plum Creek Timber Company, Inc.                  729251108
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                            30050       682966.6         22.73           780
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Polycom, Inc.                                    73172K104
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TOTAL                                                                           324130        3856104          11.9          4492
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Polymedica Corp.                                 731738100
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TOTAL                                                                            92600        2749025         29.69          4247
---------------------------------------------------------------------------------------------------------------------------------

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Praecis Pharmaceuticals                          739421105
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TOTAL                                                                           442650        1822796          4.12          2169
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ProQuest Company                                 74346P102
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TOTAL                                                                            18450       345901.7         18.75           476
---------------------------------------------------------------------------------------------------------------------------------

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Protective Life Corp                             743674103
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TOTAL                                                                           162350        4095582         25.23          4343
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Quinton Cardiology Systems I                     748773108
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TOTAL                                                                            31600       233889.3           7.4           246
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RF Micro Devices Inc.                            749941100
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TOTAL                                                                           475100        3002096          6.32          2803
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Radvision Ltd.                                   M81869105
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                            60150       313269.4          5.21           403
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Regis Corp.                                      758932107
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TOTAL                                                                           144150        3651142         25.33          4188
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Respironics, Inc.                                761230101
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                            68650        2154903         31.39          2556
---------------------------------------------------------------------------------------------------------------------------------

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Ross Stores Inc.                                 778296103
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                            29350       664621.9         22.64          1261
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Schlumberger, Ltd.                               806857108
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                              200          10431         52.15            10
---------------------------------------------------------------------------------------------------------------------------------

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School Specialty, Inc.                           807863105
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                           129250        2655000         20.54          3646
---------------------------------------------------------------------------------------------------------------------------------

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Scotts Company                                   810186106
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                            48250        2474327         51.28          2388
---------------------------------------------------------------------------------------------------------------------------------

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SonicWall, Inc.                                  835470105
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                           541100        2555824          4.72          2624
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Soundview Technology Group                       83611Q406
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                           259200        2908887         11.22          2623
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
St. Mary Land & Exploration                      792228108
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                           108050        2766975         25.61          2950
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Stride Rite Corp.                                863314100
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                            63500       509699.4          8.03           632
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Swift Transportation                             870756103
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                           147200        2682874         18.23          2738
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Sybase Inc.                                      871130100
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                           206100        2550344         12.37          2867
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Sylvan Learning Systems                          871399101
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                           172200        2627220         15.26          3924
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
THQ Inc.                                         872443403
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                           188600        2877452         15.26          3399
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Travelers Ppty Cas. Corp. - A                    89420G109
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                            26517       328425.2         12.39           422
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Utilities Holders Trust                          918019100
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                            13400         857385         63.98          1000
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Varian Semiconductor Equiptment                  922207105
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                            51550        1126030         21.84          1535
---------------------------------------------------------------------------------------------------------------------------------

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Walt Disney Co.                                  254687106
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                            19325       390969.8         20.23           382
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Waste Management Inc.                            94106L106
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                            15900       346428.1         21.79           383
---------------------------------------------------------------------------------------------------------------------------------

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                                                                                                      TOTAL                153820
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